Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Advantage SMID Cap Fund, Inc.
BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund
BlackRock Total Return Fund
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
BlackRock Emerging Markets Fund, Inc.
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Advantage Small Cap Growth Fund
BlackRock China A Opportunities Fund
BlackRock Commodity Strategies Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Defensive Advantage U.S. Fund
BlackRock Energy Opportunities Fund
BlackRock Exchange Portfolio
BlackRock Global Equity Absolute Return Fund
BlackRock Global Impact Fund
BlackRock Global Long/Short Equity Fund
BlackRock High Equity Income Fund
BlackRock Infrastructure Sustainable Opportunities Fund
BlackRock International Dividend Fund
BlackRock International Impact Fund
BlackRock Mid‑Cap Growth Equity Portfolio
BlackRock SMID‑Cap Growth Equity Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Sustainable Advantage Large Cap Core Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund
BlackRock Total Factor Fund
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Dynamic High Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
BlackRock Sustainable Advantage CoreAlpha Bond Fund
BlackRock Systematic Multi-Strategy Fund
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Bond Fund
BlackRock Sustainable Emerging Markets Flexible Bond Fund
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock U.S. Government Bond Portfolio
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund
BlackRock Sustainable International Equity Fund
BlackRock Sustainable U.S. Growth Equity Fund
BlackRock Sustainable U.S. Value Equity Fund
BlackRock Global Allocation Fund, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Event Driven Equity Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Impact Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Global Allocation Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio
BlackRock Series, Inc.
BlackRock International Fund
BlackRock Strategic Global Bond Fund, Inc.
BlackRock Sustainable Balanced Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund
Managed Account Series II
BlackRock U.S. Mortgage Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Advantage Global Fund, Inc. | BLACKROCK ADVANTAGE GLOBAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Advantage SMID Cap Fund, Inc. | BlackRock Advantage SMID Cap Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Advantage SMID Cap Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series A Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series A Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series C Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series C Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series E Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series E Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series M Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series M Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series P Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series P Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Allocation Target Shares | BATS: Series S Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Allocation Target Shares
BATS: Series S Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Bond Fund, Inc. | BlackRock Sustainable Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Bond Fund, Inc. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock California Municipal Series Trust | BlackRock California Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Emerging Markets Fund, Inc. | BlackRock Emerging Markets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Emerging Markets Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Advantage Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Advantage International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Advantage Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage Large Cap Growth Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Advantage Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage Small Cap Core Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Advantage Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock China A Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock China A Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Commodity Strategies Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Defensive Advantage Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Defensive Advantage Emerging Markets Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Defensive Advantage International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Defensive Advantage International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Defensive Advantage U.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Defensive Advantage U.S. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Energy Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Energy Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Exchange Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Exchange Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Global Equity Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Equity Absolute Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Impact Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Long/Short Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock High Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock High Equity Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Infrastructure Sustainable Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Infrastructure Sustainable Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock International Dividend Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock International Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock International Impact Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Mid-Cap Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Mid‑Cap Growth Equity Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock SMID-Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock SMID‑Cap Growth Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Sustainable Advantage Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Sustainable Advantage Emerging Markets Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Sustainable Advantage International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Sustainable Advantage International Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Sustainable Advantage Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Sustainable Advantage Large Cap Core Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Tactical Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Technology Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds | BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Total Factor Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock 20/80 Target Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock 40/60 Target Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 40/60 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock 60/40 Target Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 60/40 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock 80/20 Target Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Global Dividend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Global Dividend Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Managed Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Multi-Asset Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Retirement Income 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds II | BlackRock Retirement Income 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Retirement Income 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds III | BlackRock LifePath Dynamic Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds IV | BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds IV | BlackRock Sustainable Advantage CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds IV | BlackRock Systematic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Core Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Floating Rate Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock GNMA Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock GNMA Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock High Yield Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Low Duration Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Sustainable Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable Emerging Markets Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Sustainable Emerging Markets Flexible Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable Emerging Markets Flexible Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Sustainable High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock Sustainable Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock Sustainable Low Duration Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds V | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds V
BlackRock U.S. Government Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds VI | BlackRock Advantage CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds VII, Inc. | BlackRock Sustainable Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds VII, Inc. | BlackRock Sustainable International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds VII, Inc. | BlackRock Sustainable U.S. Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VII, Inc.
BlackRock Sustainable U.S. Growth Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Funds VII, Inc. | BlackRock Sustainable U.S. Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds VII, Inc.
BlackRock Sustainable U.S. Value Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Global Allocation Fund, Inc. | BlackRock Global Allocation Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Global Allocation Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Large Cap Series Funds, Inc. | BlackRock Advantage Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Large Cap Series Funds, Inc. | BlackRock Advantage Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Value Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Large Cap Series Funds, Inc. | BlackRock Event Driven Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New York Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Municipal Bond Fund, Inc. | BlackRock High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Municipal Bond Fund, Inc. | BlackRock Impact Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Municipal Bond Fund, Inc.
BlackRock Impact Municipal Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Municipal Bond Fund, Inc. | BlackRock National Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Municipal Bond Fund, Inc.
BlackRock National Municipal Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Municipal Bond Fund, Inc. | BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Municipal Bond Fund, Inc.
BlackRock Short-Term Municipal Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Municipal Series Trust | BlackRock Strategic Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Natural Resources Trust | BlackRock Natural Resources Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Natural Resources Trust
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series Fund, Inc. | BlackRock Advantage Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series Fund, Inc. | BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund, Inc.
BlackRock Global Allocation Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series Fund, Inc. | BlackRock Sustainable Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund, Inc.
BlackRock Sustainable Balanced Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series Fund II, Inc. | BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series Fund II, Inc. | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series Fund II, Inc.
BlackRock U.S. Government Bond Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Series, Inc. | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Series, Inc.
BlackRock International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Strategic Global Bond Fund, Inc. | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Strategic Global Bond Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Sustainable Balanced Fund, Inc. | BlackRock Sustainable Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Sustainable Balanced Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Unconstrained Equity Fund | BlackRock Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Unconstrained Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage Large Cap Core V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage Large Cap Value V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Advantage SMID Cap V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Global Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock International Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock International V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Large Cap Focus Growth V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Managed Volatility V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock S&P 500 Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds, Inc. | BlackRock Small Cap Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds II, Inc. | BlackRock High Yield V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds II, Inc. | BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

BlackRock Variable Series Funds II, Inc. | BlackRock U.S. Government Bond V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Managed Account Series | BlackRock GA Disciplined Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Managed Account Series | BlackRock GA Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Account Series
BlackRock GA Dynamic Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Managed Account Series II | BlackRock U.S. Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Account Series II
BlackRock U.S. Mortgage Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.